Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share based payments [Abstract]
Disclosure of key terms and conditions related to grants

The key terms and conditions related to the grants under these programs are as at December 31, 2017 as follows:

Plan	Number of options outstanding	Vesting conditions	Contractual life of option
Stock option Plan A	50,000	3 years’ service from grant date	5 years
Stock option Plan C	121,250	4 years’ service from grant date	6 years
Equity Incentive Plan Board	368,200	1 year service from grant date	8 years
Equity Incentive Plan Employees/Board*	856,045	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Employees/Board*	856,045	3 years’ service from grant date (50%)	8 years

*	25,000 options issued to Bettina Stubinski, the former Chief Medical Officer of the Company, have vested early, on December 29, 2016 and expired on March 29, 2017.

Disclosure of the fair value of options measured based on the Black-Scholes formula

The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive Plan 2017	Equity Incentive Plan 2017	Equity Incentive Plan 2016	Equity Incentive Plan 2016
Fair value at grant date	USD 0.198 (1 year vesting)(1)	USD 0.233 (1 year vesting)(2)	USD 0.308 (1 year vesting)(1)	USD 1.094 (1 year vesting)(2)
	USD 0.287 (2 year vesting)(1)	USD 0.335 (2 year vesting)(2)	USD 0.472 (2 year vesting)(1)	USD 1.560 (2 year vesting)(2)
	USD 0.352 (3 year vesting)(1)	USD 0.406 (3 year vesting)(2)	USD 0.583 (3 year vesting)(1)	USD 1.888 (3 year vesting)(2)
Share price at grant date	USD 0.76	USD 0.72	USD 1.03	USD 3.66
Exercise price	USD 0.82	USD 0.82	USD 1.39	USD 3.92
Expected volatility	72.85%	93.01%	100.93%	82.00%
Expected life	1, 2 and 3 years	1, 2 and 3 years	1, 2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk free interest rate	2.38%	2.19%	1.84%	1.83%

(1)	October grants for the respective year

(2)	April grants for the respective year

Disclosure of the number and weighted average exercise prices of options

The number and weighted average exercise prices (in CHF) of options under the share option programs for Stock Option Plan A, Stock Option Plan C and the EIP are as follows:

	2017			2016
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	1,038,140	3.36	6.14	629,010	4.92	5.42
Expired during the year	(67,500)	—	—	(17,500)	—	—
Forfeited during the year	(637,200)	—	—	(129,030)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	1,918,100	0.82	7.70	555,660	1.99	7.81
Outstanding at December 31	2,251,540	1.74	6.88	1,038,140	3.36	6.14
Exercisable at December 31	326,510	4.48	4.24	199,005	4.56	3.11